Document and Entity Information	Aug. 05, 2021
Cover [Abstract]
Entity Incorporation State Country Code	DE
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0001789832
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	Hess Midstream LP
Entity File Number	001-39163
Entity Tax Identification Number	84-3211812
Entity Address, Address Line One	1501 McKinney Street
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77010
City Area Code	(713)
Local Phone Number	496-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A shares representing limited partner interests
Trading Symbol	HESM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false